Net Loss Per Share Attributable to Ordinary Shareholders (Schedule of Computation of Basic and Diluted Net Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss		$ 2,165	$ 1,773	$ 2,057	$ 3,323	$ 3,938	$ 5,380
Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic	[1]	640,243,933		463,508,519		639,483,242	459,829,621
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, diluted		640,243,933		463,508,519		639,483,242	459,829,621
Net loss per share attributable to ordinary shareholders, basic		$ 0.003		$ 0.004		$ 0.006	$ 0.012
Net loss per share attributable to ordinary shareholders, diluted		$ 0.003		$ 0.004		$ 0.006	$ 0.012

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares